Commitments And Contingencies (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Long-Term Purchase Commitment [Line Items]
Commitment amount	¥ 227,509
Operating lease commitment outstanding	434
Maximum financial guarantees provided	98,000
Utilized guarantees	97,600
Capital Expenditures
Long-Term Purchase Commitment [Line Items]
Long-Term Purchase Commitment, Amount	¥ 0